Operating costs - Staff costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Aggregate remuneration
Wages and salaries	$ 1,984	$ 1,858	$ 2,068
Share-based incentive plans	43	58	79
Employer’s social security	146	138	142
Employer’s pension
Defined benefit plans	72	80	48
Defined contribution plans	62	53	44
Other post-employment plans	7	10	4
Staff costs	$ 2,314	$ 2,197	$ 2,385